THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

PROSPECTUSES DATED MAY 1, 2018

NML VARIABLE ANNUITY ACCOUNT A

SUPPLEMENT TO THE PROSPECTUSES

FLEXIBLE PAYMENT VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY (FEE-BASED)

NML VARIABLE ANNUITY ACCOUNT B

SUPPLEMENT TO THE PROSPECTUSES

FLEXIBLE PAYMENT VARIABLE ANNUITY

FLEXIBLE PAYMENT VARIABLE ANNUITY (FEE-BASED)

NML VARIABLE ANNUITY ACCOUNT C

SUPPLEMENT TO THE PROSPECTUSES

GROUP COMBINATION ANNUITY

INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY (NETWORK EDITION)

This Supplement amends certain information contained in the Prospectuses referenced.

Effective immediately, in the section titled, “Range of Total Annual Portfolio Operating Expenses” in the Account A Individual Flexible Payment Variable Annuity and Fee-Based Prospectuses, the Account B Flexible Payment Variable Annuity and Fee Based Prospectuses, and the Account C Group Combination Annuity Prospectus, and Account C Network Edition Prospectus, the following is amended to read as follows:

	Minimum	Maximum
Range of Total Annual Portfolio Operating Expenses (expenses include investment advisory fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets)	0.21%	1.40%
Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement*	0.21%	1.20%

Effective immediately, in the section titled, “Portfolio Expenses and Charges” in the Account A Individual Flexible Payment Variable Annuity and Fee-Based Prospectuses, the Account B Flexible Payment Variable Annuity and Fee Based Prospectuses, and the Account C Network Edition; and, in the section titled “Deductions – Simplified-Load Contract – Expenses for the Portfolios and Funds” in the Account C Group Prospectus, the last sentence is amended to read as follows:

After taking into account these arrangements and any contractual fee waiver or expense reimbursement arrangements, Annual Portfolio Operating Expenses would have ranged from a minimum of 0.21% to a maximum of 1.20%.

Please read this Supplement carefully and keep it with your Prospectus for future reference.

This Supplement is dated December 28, 2018.